Significant Subsidiaries - Schedule of Subsidiaries (Details)	Dec. 31, 2019
Flex LNGC 1 Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNGC 2 Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Chartering Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Management AS
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Bermuda Management Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Management Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex Petroleum Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Fleet Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Enterprise Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Enterprise Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Ranger Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Rainbow Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Constellation Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Courageous Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Aurora Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Amber Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Resolute Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Reliance Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex Freedom Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex Vigilant Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex Volunteer Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%
Flex LNG Shipping (Bermuda) Limited
Subsidiary or Equity Method Investee [Line Items]
Ownership share (percentage)	100.00%
Voting share (percentage)	100.00%